Summary of Activity for Nonvested Restricted Shares (Detail) (Non Vested Restricted Stock, USD $)	12 Months Ended
May 31, 2013
Non Vested Restricted Stock
Weighted Average Grant-Date Fair Value
Beginning balance	$ 19.53
Granted	$ 26.16
Vested	$ 19.15
Forfeited	$ 19.72
Ending balance	$ 20.94
Shares
Beginning balance	2,758,000
Granted	678,000
Vested	(171,000)
Forfeited	(29,000)
Ending Balance	3,236,000